Condensed Interim Consolidated Statements of Income (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Expenses
Exploration and evaluation	$ 1,712,024	$ 2,123,387	$ 9,182,161	$ 10,714,921
Assays and analysis	245,484	305,763	1,120,316	415,664
Drilling	0	269,277	0	3,226,200
Environmental	23,370	0	58,506	0
Equipment rental	125,158	0	290,826	0
Freight	11,683	0	59,693	0
Geological, including geophysical	843,426	347,680	3,301,642	1,267,004
Graphics	3,575	0	24,305	0
Helicopter and fuel	13,446	52,175	1,487,096	2,034,154
Property acquisition and assessments costs	66,946	64,170	193,998	170,708
Site activities	176,183	788,096	2,077,330	2,955,128
Socioeconomic	103,795	198,089	225,217	437,866
Technical data	50,335	45,415	81,823	67,915
Travel and accommodation	48,623	52,722	261,409	140,282
Administration	343,252	212,667	794,633	559,603
Legal, accounting and audit	55,131	7,623	89,866	35,137
Office and administration	103,763	81,228	296,929	219,335
Rent	13,721	4,640	40,975	22,275
Shareholder communication	83,014	102,200	225,069	217,489
Travel and accommodation expense	66,166	16,400	90,623	38,852
Trust and regulatory	21,457	576	51,171	26,515
Equity-settled share-based compensation	26,758	13,236	80,273	116,376
Cost recoveries	(2,713,983)	(3,090,775)	(9,992,051)	(16,103,562)
Loss (income) before other items	445,510	(741,485)	1,142,475	(4,712,662)
Other items
Finance income	(72,612)	(47,188)	(249,553)	(51,339)
Interest expense - director's loans	25,205	35,574	75,342	99,574
Accretion expense - office lease	1,764	2,343	5,755	7,410
Other fee income	0	(175,501)	(460,000)	(960,882)
Amortization of right-of-use asset	5,044	5,044	15,132	15,132
Transaction cost - director's loans	35,573	26,726	99,143	74,485
Loss on sales of marketable securities	0	0	0	2,429
Foreign exchange loss	1,583	788	2,132	2,424
Net income	(635,392)	(893,699)	(447,033)	(5,523,429)
Other comprehensive (income) loss
Change in value of marketable securities	(14,495)	(82,536)	42,447	58,638
Total other comprehensive income	$ (649,887)	$ (976,235)	$ (404,586)	$ (5,464,791)
Basic and diluted income per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)
Weighted average number of common shares outstanding	195,126,807	186,602,894	189,462,894	186,602,894